TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

Supplement Dated April 2, 2015

to the Prospectuses For

Merrill Lynch Life Variable Annuity Separate Account A

MERRILL LYNCH INVESTOR CHOICE – INVESTOR SERIES (Dated May 1, 2014)

MERRILL LYNCH RETIREMENT PLUS (Dated May 1, 2014)

MERRILL LYNCH RETIREMENT POWER (Dated May 1, 2006)

MERRILL LYNCH RETIREMENT OPTIMIZER (Dated May 1, 2004)

Merrill Lynch Life Variable Annuity Separate Account B

MERRILL LYNCH RETIREMENT PLUS (Dated May 1, 2014)

Merrill Lynch Life Variable Annuity Separate Account C

MERRILL LYNCH CONSULTS ANNUITY (Dated May 1, 2008)

Merrill Lynch Life Variable Annuity Separate Account D

MERRILL LYNCH INVESTOR CHOICE – IRA SERIES (Dated May 1, 2014)

MERRILL LYNCH IRA ANNUITY (Dated May 1, 2014)

Merrill Lynch Life Variable Annuity Separate Account

PORTFOLIO PLUS (Dated May 1, 2002)

The following information is added to your prospectus for your Transamerica Advisors Life Insurance Company (“TALIC”) variable annuity contract listed above.

On April 1, 2015, TALIC filed a report on Form 8-K with the United States Securities and Exchange Commission (the “SEC”) stating that the financial statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 filed with the SEC, should no longer be relied upon due to an error in the tax valuation allowance. The error principally relates to the scheduling of certain deferred tax liabilities in TALIC’s analysis of the future ability to utilize net operating loss carryforwards in tax expense calculations. This results in an overstatement of the valuation allowance and understatement of net income of approximately $42 million for the fourth quarter and year ended December 31, 2013, thereby changing the Company’s 2013 reported net loss from ($254) million to approximately ($212) million.

This accounting error will not affect the financial stability of the insurer or guarantees offered under your contract.

If you have any questions, please contact your financial representative or you can call TALIC at (800) 535-5549.